Issued share capital and other reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency translation
Currency translation, beginning balance	€ 17	€ (54)	€ (11)
Currency translation	83	71	(43)
Currency translation, ending balance	100	17	(54)
Short term and Long term investments
Tax effect of gain (loss) on sale of long term investment reclassified to accumulated deficit	(5)	30
Cash flow hedges
Cash flow hedges, beginning balance	(4)	(3)	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	4	(11)	5
Losses/(gains) reclassified to revenue	32	51	(15)
(Gains)/losses reclassified to cost of revenue	(20)	(40)	11
Deferred tax	(2)	(1)	0
Cash flow hedges, ending balance	10	(4)	(3)
Share-based compensation
Share-based payments, beginning balance	869	680	494
Share-based compensation (Note 19)	385	222	181
Income tax impact associated with share-based compensation (Note 10)	51	21	34
Restricted stock units withheld for employee taxes	(40)	(54)	(29)
Share-based payments, ending balance	1,265	869	680
Other reserves, ending balance	1,521	853	1,687
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and Long term investments
Investments, beginning balance	(3)	5	1
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(23)	(8)	8
Gains reclassified to consolidated statement of operations	4	(2)	(3)
Deferred tax	4	2	(1)
Investments, ending balance	(18)	(3)	5
Reserve of gains and losses from investments in equity instruments
Short term and Long term investments
Investments, beginning balance	(26)	1,059	444
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	212	(1,218)	777
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	2	(134)	0
Tax effect of gain (loss) on sale of long term investment reclassified to accumulated deficit	(5)	30	0
Deferred tax	(22)	237	(162)
Investments, ending balance	161	(26)	1,059
Reserve of change in fair value of financial liability attributable to change in credit risk of liability
Exchangeable Notes
Exchange notes beginning balance	0	0	0
Gains on fair value attributable to changes in credit risk	4	0	0
Deferred tax	(1)	0	0
Exchange notes ending balance	€ 3	€ 0	€ 0